Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property, Plant and Equipment, Net [Line Items]
Less: Accumulated depreciation	¥ (18,165,635)		¥ (9,524,568)
Property, plant and equipment, net	197,341,915	$ 27,452,829	169,653,582
Machinery and electronic equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	17,409,218		12,098,631
Office furniture [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	370,667		266,252
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	2,794,450		1,550,648
Transportation equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	41,014		41,014
Buildings and facilities attached to buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	194,892,201
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross			¥ 165,221,605